UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [27.8%]

   AEROSPACE & DEFENSE [0.4%]
   United Technologies
     4.375%, 05/01/10                           $           200   $         201
   =============================================================================
   BANKS [2.5%]
   HSBC Holding
     7.500%, 07/15/09                                       200             208
   U.S. Bank, NA
     6.375%, 08/01/11                                       850             891
   Washington Mutual
     4.375%, 01/15/08                                       250             249
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            1,348
   =============================================================================
   BEAUTY PRODUCTS [1.7%]
   Procter & Gamble
     6.875%, 09/15/09                                       850             890
   =============================================================================
   CHEMICALS [0.5%]
   Dow Chemical
     5.750%, 12/15/08                                       250             252
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [1.6%]
   IBM, MTN
     4.375%, 06/01/09                                       850             858
   =============================================================================
   ELECTRICAL PRODUCTS [0.5%]
   Public Service Electric & Gas, Ser C,
     MTN
     4.000%, 11/01/08                                       250             248
   =============================================================================
   FINANCE AUTO LOANS [0.5%]
   Toyota MotorCredit
     5.500%, 12/15/08                                       300             299
   =============================================================================
   FINANCIAL SERVICES [3.3%]
   American Express Credit
     3.000%, 05/16/08                                       300             298
   American General Finance, Ser H, MTN
     5.375%, 10/01/12                                       710             701
   International Lease Finance
     4.350%, 09/15/08                                       300             298
   John Deere Capital, Ser D, MTN
     4.500%, 01/25/08                                       200             199
   National Rural Utilities
     3.875%, 02/15/08                                       275             275
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,771
   =============================================================================

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [0.5%]
   Coca-Cola Enterprises
     5.750%, 11/01/08                           $           250   $         252
   =============================================================================
   INSURANCE [0.4%]
   Allstate
     7.200%, 12/01/09                                       200             211
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [7.6%]
   Credit Suisse First Boston
     6.125%, 11/15/11                                       850             884
     3.875%, 01/15/09                                       300             298
   Goldman Sachs Group
     6.650%, 05/15/09                                       850             873
   Lehman Brothers Holdings
     6.625%, 01/18/12                                       735             763
   Merrill Lynch, Ser B, MTN
     3.125%, 07/15/08                                       300             296
   Morgan Stanley
     6.750%, 04/15/11                                       850             891
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,005
   =============================================================================
   MULTI-MEDIA [1.7%]
   Walt Disney, MTN
     6.375%, 03/01/12                                       850             902
   =============================================================================
   PETROLEUM & FUEL PRODUCTS [1.7%]
   Conoco Funding
     6.350%, 10/15/11                                       850             903
   =============================================================================
   RETAIL [0.9%]
   Target
     5.400%, 10/01/08                                       250             251
   Wal-Mart Stores
     6.875%, 08/10/09                                       200             209
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             460
   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [4.0%]
   AT&T
     6.250%, 03/15/11                                       850             885
   Bellsouth Telecommunications
     5.875%, 01/15/09                                       300             303
   Verizon Communications
     7.250%, 12/01/10                                       850             911
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,099
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $14,616)                                                      14,699
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [22.5%]

   FHLB
     4.875%, 05/14/10                           $           980   $       1,008
     4.375%, 03/17/10 (A)                                   825             839
     4.375%, 09/17/10                                     2,215           2,258
   FHLMC
     5.250%, 05/21/09                                       980           1,000
     5.125%, 10/15/08                                     1,200           1,210
     4.250%, 07/15/09                                       675             681
     4.000%, 12/15/09                                       575             580
   FNMA, MTN
     6.625%, 09/15/09                                     1,200           1,260
     5.500%, 03/15/11                                     1,200           1,265
     4.875%, 04/15/09                                       685             694
     3.250%, 02/15/09                                     1,105           1,097
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $11,677)                                                      11,892
     ===========================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [22.4%]

   FFCB, Ser IA2, Cl 1
     5.220%, 10/21/13                                       663             689
   FFCB, Ser IA8, Pool FFCB 2007-IA8 1,
     Cl 1
     4.650%, 01/21/14                                     1,400           1,400
   FHLMC Reference REMIC, Ser R007,
     Cl AC
     5.875%, 05/15/16                                       829             840
   FHLMC REMIC, Ser R003, Cl AG
     5.125%, 10/15/15                                       929             933
   FHLMC REMIC, Ser R006, Cl AK
     5.750%, 12/15/18                                       845             857
   FHLMC REMIC, Ser R009, Cl AJ
     5.750%, 12/15/18                                     1,027           1,040
   FHLMC REMIC, Ser R013, Cl AB
     6.000%, 12/15/21                                     1,120           1,137
   FHLMC REMIC, Ser R014, Pool FHRR
     R014 AL, Cl AL
     5.500%, 10/15/14                                     1,361           1,377
   FHLMC, Pool J04241
     5.500%, 01/01/22                                     1,024           1,036
   FHLMC, Pool J04459
     5.000%, 03/01/22                                       278             278
   FHLMC, Pool J04492
     5.000%, 03/01/22                                       385             385
   FHLMC, Pool J04508
     5.000%, 03/01/22                                       274             274

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FNMA, Pool 541946
     7.500%, 07/01/30                            $            1   $           1
   FNMA, Pool 584930
     7.500%, 05/01/31                                         2               2
   FNMA, Pool 837191
     5.000%, 12/01/20                                       794             795
   FNMA, Pool 837196
     5.500%, 02/01/21                                       784             794

   =============================================================================

     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS
     (Cost $11,706)                                                      11,838
     ===========================================================================
U.S. TREASURY OBLIGATIONS [18.1%]

   U.S. Treasury Note
     6.000%, 08/15/09                                     1,200           1,255
     5.500%, 02/15/08 (B)                                 1,200           1,203
     4.625%, 07/31/09                                     1,300           1,331
     4.500%, 05/15/10                                     1,190           1,230
     4.500%, 02/28/11                                       685             713
     3.875%, 09/15/10 (B)                                 1,500           1,532
     3.625%, 10/31/09                                       300             303
     3.500%, 12/15/09                                       500             504
     2.625%, 03/15/09                                     1,500           1,491
   =============================================================================

     TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $9,432)                                                        9,562
     ===========================================================================
MORTGAGE-BACKED SECURITIES [3.1%]

   Bear Stearns Commercial Mortgage
     Securities, Ser 2001-TOP2, Cl A1
     6.080%, 02/15/35                                       322             326
   GMAC Commercial Mortgage
     Securities, Ser 2004-C3, Cl A2
     3.950%, 12/10/41                                       307             305
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-LDP5, Cl A1
     5.035%, 12/15/44                                       455             453
   Morgan Stanley Capital Investments,
     Ser 2005-T17, Cl A2
     4.110%, 12/13/41                                       584             578
   =============================================================================

     TOTAL MORTGAGE-BACKED SECURITIES
     (Cost $1,688)                                                        1,662
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income

Description                              Shares/Face Amount(000)     Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BOND [1.3%]

   Philadelphia School District,Ser A, GO,
     FSA, Pre-Refunded @ 100 (C)                 $          625   $         672
   =============================================================================

     TOTAL MUNICIPAL BOND
     (Cost $672)                                                            672
     ===========================================================================
FLOATING RATE NOTE [4.7%]

   Sigma Finance
   4.100%, 01/24/08 (D) (G)                               2,459           2,459

   =============================================================================

     TOTAL FLOATING RATE NOTE
     (Cost $2,459)                                                        2,459

     ===========================================================================
REPURCHASE AGREEMENT [1.5%]

   Lehman Brothers (E)
     5.350%, dated 12/31/07, to be repurchased
     on 01/02/08, repurchase price $800,235
     (collateralized by a U.S Government obligation,
     par value $920,0000, 5.500%, 06/01/36, with a
     total market value $ 818,328)                          800             800
   =============================================================================

     TOTAL REPURCHASE AGREEMENT
     (Cost $800)                                                            800
     ===========================================================================
CASH EQUIVALENTS [3.1%]

   AIM Short-Term Investment Company
     Liquid Assets Portfolio, 4.790% (D) (F)            391,709             392

   AIM Short-Term Investment Company
     Treasury Portfolio 3.543% (F)                    1,268,053           1,268
   =============================================================================

     TOTAL CASH EQUIVALENTS
     (Cost $1,660)                                                        1,660
     ===========================================================================
     TOTAL INVESTMENTS [104.5%]
     (Cost $54,710) +                                             $      55,244
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $52,873 (000).

(A) STEP BOND - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(B) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $2,778 (000).

(C)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $2,851 (000).

(E)   TRI-PARTY REPURCHASE AGREEMENT.

(F)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

(G) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

CL   -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA  -- FINANCIAL SECURITY ASSISTANCE
GO   -- GENERAL OBLIGATION
MTN  -- MEDIUM TERM NOTE
NA   -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER  -- SERIES

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,710
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $597 (000)'S AND $(63) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [30.2%]

   AEROSPACE & DEFENSE [0.5%]
   United Technologies
     4.375%, 05/01/10                         $             215   $         216

   =============================================================================
   AGRICULTURE [0.2%]
   Bunge NA Finance
     5.900%, 04/01/17                                       100              96

   =============================================================================
   BANKS [4.8%]
   AmSouth Bancorporporation
     6.750%, 11/01/25                                        75              79
   Bank of America
     10.200%, 07/15/15                                      100             126
     5.750%, 12/01/17                                       365             366
   Bank One
     10.000%, 08/15/10                                       89             101
   Bankers Trust
     7.250%, 10/15/11                                        46              50
   Deutsche Bank
     6.000%, 09/01/17                                       180             187
   Dresdner Bank - New York
     7.250%, 09/15/15                                       150             159
   European Investment Bank
     4.625%, 03/21/12                                       450             461
   HSBC Holding
     7.500%, 07/15/09                                       285             296
   Santander Central Hispano Issuances
     7.625%, 09/14/10                                       100             107
   Wachovia
     6.300%, 04/15/08                                       150             150
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            2,082

   =============================================================================
   BUILDING & CONSTRUCTION [0.7%]
   American Standard
     7.375%, 02/01/08                                       150             150
   Hanson Australia Funding
     5.250%, 03/15/13                                        75              75
   Masco
     6.125%, 10/03/16                                        75              74

   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            299

   =============================================================================
   CABLE/MEDIA [0.2%]
   TCI Communications
     7.875%, 08/01/13                                        75              82

   =============================================================================

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [0.7%]
   IBM, MTN
     4.375%, 06/01/09                         $             300   $         303

   =============================================================================
   DATA PROCESSING [0.2%]
   Fiserv
     6.125%, 11/20/12                                       100             102
   =============================================================================
   DIVERSIFIED OPERATIONS [0.3%]
   Hutchison Whampoa International (A)
     5.450%, 11/24/10                                       150             152
   =============================================================================
   DRUGS [0.2%]
   Teva Pharmaceutical
     5.550%, 02/01/16                                        75              74
   =============================================================================
   ENERGY [1.6%]
   Carolina Power & Light
     5.150%, 04/01/15                                        80              79
   Exelon
     5.625%, 06/15/35                                        75              67
   Korea Electric Power
     7.750%, 04/01/13                                        95             106
     6.750%, 08/01/27                                        75              86
   NiSource Finance
     7.875%, 11/15/10                                        75              80
   Pacific Gas & Electric
     6.050%, 03/01/34                                        25              25
   PPL Energy Supply, Ser A
     5.700%, 10/15/15                                        75              73
   Public Service Company of Colorado,
     Ser 14
     4.375%, 10/01/08                                       100              99
   United Utilities
     6.450%, 04/01/08                                        70              70
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             685

   =============================================================================
   FINANCIAL SERVICES [4.1%]
   American Express Credit
     3.000%, 05/16/08                                       300             298
   American General Finance
     8.450%, 10/15/09                                       100             105
   Associates NA, Ser A
     7.950%, 02/15/10                                        75              79
   Countrywide Financial
     6.250%, 05/15/16                                       100              58
   Eksportsfinans, Ser G
     5.125%, 10/26/11                                       300             311

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   General Electric Capital, MTN
     5.500%, 04/28/11                           $           330   $         339
   General Electric Capital, Ser A, MTN
     6.000%, 06/15/12                                        75              79
   HSBC Finance
     5.000%, 06/30/15                                        75              71
   Svensk Exportkredit
     4.875%, 01/19/10                                       280             285
   UFJ Finance Aruba
     6.750%, 07/15/13                                       125             136
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,761
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [1.3%]
   Coca-Cola
     5.350%, 11/15/17                                       290             297
   Kraft Foods
     6.500%, 08/11/17                                       190             196
   Pepsi Bottling Holdings (A)
     5.625%, 02/17/09                                        50              51
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           544
   =============================================================================
   INSURANCE [0.4%]
   Protective Life
     4.300%, 06/01/13                                       100              96
   Travelers (B)
     6.250%, 03/15/37                                       100              94
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                          190
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [5.8%]
   Bear Stears (B)
     5.190%, 01/31/11                                       340             307
   Citigroup
     6.125%, 11/21/17                                        90              93
     3.625%, 02/09/09                                       300             296
   Credit Suisse USA
     5.250%, 03/02/11                                       325             332
   Goldman Sachs Group
     6.600%, 01/15/12                                       200             212
     5.150%, 01/15/14                                        75              74
     5.143%, 06/28/10 (B)                                   100              98
   Jefferies Group
     6.450%, 06/08/27                                       100              93
   Lehman Brothers Holdings
     6.625%, 01/18/12                                       300             312
     6.500%, 07/19/17                                       100             101
   Merrill Lynch
     6.000%, 02/17/09                                       325             328

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Merrill Lynch, Ser C, MTN (B)
     5.097%, 02/05/10                           $            70   $          68
   Morgan Stanley
     5.523%, 01/15/10 (B)                                   140             138
     4.750%, 04/01/14                                        75              70
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,522
   =============================================================================
   MANUFACTURING [0.5%]
   General Electric
     5.000%, 02/01/13                                       150             152
   Tyco International Group
     6.375%, 10/15/11                                        75              78
   -----------------------------------------------------------------------------

   TOTAL MANUFACTURING                                                      230
   =============================================================================
   MEDICAL PRODUCTS [0.3%]
   Johnson & Johnson
     5.550%, 08/15/17                                       130             137
   =============================================================================
   METALS & MINING [0.5%]
   Vale Overseas
     6.875%, 11/21/36                                       100             101
     6.250%, 01/23/17                                       100             100
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    201
   =============================================================================
   MORTGAGE FINANCE [0.1%]
   Residential Capital
     7.500%, 02/22/11                                        75              47
   =============================================================================
   MULTI-MEDIA [0.9%]
   Time Warner
     9.125%, 01/15/13                                        50              57
     5.875%, 11/15/16                                        85              84
   Viacom
     7.700%, 07/30/10                                        75              80
   Walt Disney, MTN
     6.375%, 03/01/12                                       150             159
   -----------------------------------------------------------------------------

   TOTAL MULTI-MEDIA                                                        380
   =============================================================================
   OIL, GAS & CONSUMABLE FUELS [1.4%]
   ConocoPhillips
     5.300%, 04/15/12                                       300             308
   Shell International
     5.625%, 06/27/11                                       300             313
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                        621
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
     6.625%, 10/15/36                           $            75   $          72
   Pemex Project Funding Master Trust
     9.125%, 10/13/10                                        50              55
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                          127
   =============================================================================
   PHARMACEUTICALS [0.8%]
   Abbott Laboratories
     5.600%, 05/15/11                                       325             337
   =============================================================================
   RETAIL [1.1%]
   Home Depot
     5.250%, 12/16/13                                       310             301
   Lowe's
     5.000%, 10/15/15                                       200             193
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             494
   =============================================================================
   SECURITY BROKERS & DEALERS [0.2%]
   Istar Financial
     5.850%, 03/15/17                                       100              82
   =============================================================================
   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
     5.200%, 06/01/15                                       100              86

   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [2.6%]
   British Telecommunications
     8.875%, 12/15/30                                       100             132
     8.375%, 12/15/10 (C)                                    60              66
   Deutsche Telekom International Finance
     8.250%, 06/15/30                                        75              94
     8.000%, 06/15/10                                        25              27
   France Telecom
     7.750%, 03/01/11                                        50              54
   New Cingular Wireless Services
     8.750%, 03/01/31                                        75              97
   SBC Communications
     5.300%, 11/15/10                                       300             305
   Sprint Capital
     6.900%, 05/01/19                                        75              74
   Telecom Italia Capital
     7.200%, 07/18/36                                        75              83
   Telefonica Emisiones
     6.421%, 06/20/16                                        75              79

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Verizon Global Funding
     4.000%, 01/15/08                           $           100   $         100
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,111
   =============================================================================
   TRANSPORTATION SERVICES [0.3%]
   FedEx
     9.650%, 06/15/12                                       125             147
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $13,058)                                                      13,108
     ===========================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [21.1%]

   FHLMC Gold, Pool G11880
     5.000%, 12/01/20                                       153             153
   FHLMC REMIC, Ser R003, Cl VA
     5.500%, 08/15/16                                       169             172
   FHLMC REMIC, Ser R010,
     Cl AB
     5.500%, 12/15/19                                       333             337
   FHLMC REMIC, Ser R010,
     Cl VA
     5.500%, 04/15/17                                       141             144
   FHLMC REMIC, Ser R009, Cl AJ
     5.750%, 12/15/18                                       171             173
   FHLMC, Ser 2720, Cl JB
     5.000%, 12/15/16                                       150             151
   FHLMC, Pool 160098
     10.500%, 01/01/10                                        2               2
   FHLMC, Pool 1B2550 (B)
     5.277%, 02/01/36                                       205             204
   FHLMC, Pool 1B2677 (B)
     4.144%, 01/01/35                                        33              33
   FHLMC, Pool 1B2683 (B)
     4.087%, 01/01/35                                        20              20
   FHLMC, Pool 1B2692 (B)
     4.480%, 12/01/34                                        57              57
   FHLMC, Pool 1Q0081 (B)
     5.066%, 03/01/36                                       314             315
   FHLMC, Pool C20300
     6.500%, 01/01/29                                        15              16
   FHLMC, Pool E01280
     5.000%, 12/01/17                                        55              55
   FHLMC, Pool G08003
     6.000%, 07/01/34                                       165             168
   FHLMC, Pool G11431
     6.000%, 02/01/18                                        37              38
   FHLMC, Pool G11911
     5.000%, 02/01/21                                       401             401

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FHLMC, Pool G12609
     5.500%, 04/01/22                           $           845   $         855
   FHLMC, Pool G18124
     6.000%, 06/01/21                                       157             161
   FHLMC, Ser 2141, Cl N
     5.550%, 11/15/27                                        10              10
   FHLMC, Ser 2544, Cl QB
     5.000%, 09/15/15                                        74              74
   FHLMC, Ser 2730, Cl PD
     5.000%, 05/15/21                                       150             150
   FHLMC, Ser 2804, Cl VC
     5.000%, 07/15/21                                       171             170
   FHLMC, Ser 3122, Cl VA
     6.000%, 01/15/17                                       132             136
   FHLMC, Ser 3132, Cl MA
     5.500%, 12/15/23                                       139             140
   FNMA REMIC, Ser 2003, Cl 18
     5.000%, 03/25/16                                        86              86
   FNMA REMIC, Ser 2003, Cl 31
     4.500%, 12/25/28                                        84              84
   FNMA REMIC, Ser 2006-B2, Cl AB
     5.500%, 05/25/14                                       220             223
   FNMA
     5.250%, 01/15/09                                       675             684
   FNMA, Pool 844809
     5.000%, 11/01/35                                       172             168
   FNMA, Pool 252570
     6.500%, 07/01/29                                        31              33
   FNMA, Pool 253183
     7.500%, 04/01/30                                         2               3
   FNMA, Pool 253398
     8.000%, 08/01/30                                        10              10
   FNMA, Pool 254510
     5.000%, 11/01/17                                        71              71
   FNMA, Pool 254545
     5.000%, 12/01/17                                       139             139
   FNMA, Pool 254685
     5.000%, 04/01/18                                       104             105
   FNMA, Pool 254949
     5.000%, 11/01/33                                        87              85
   FNMA, Pool 254953
     5.000%, 11/01/18                                        56              56
   FNMA, Pool 255814
     5.500%, 08/01/35                                       233             233
   FNMA, Pool 303168
     9.500%, 02/01/25                                         7               8
   FNMA, Pool 735060
     6.000%, 11/01/34                                       114             116

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FNMA, Pool 735228
     5.500%, 02/01/35                           $            97   $          97
   FNMA, Pool 745418
     5.500%, 04/01/36                                     1,511           1,510
   FNMA, Pool 827223 (B)
     4.762%, 04/01/35                                       184             184
   FNMA, Pool 835744
     5.000%, 09/01/35                                       547             534
   FNMA, Ser 1992, Cl 136
     6.000%, 08/25/22                                        39              40
   FNMA, Ser 2003, Cl 16
     5.000%, 10/25/15                                       138             138
   FNMA, Ser 2004-W6, Cl 1A6
     5.500%, 07/25/34                                        83              82
   GNMA, Pool 479168
     8.000%, 02/15/30                                         8               9
   GNMA, Pool 780315
     9.500%, 12/15/17                                        15              17
   GNMA, Ser 2004, Cl 78
     4.658%, 04/16/29                                       150             148
   GNMA, Ser 2006, Cl 15A
     3.727%, 03/16/27                                       128             126

   =============================================================================

     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS                                                          9,124
     (Cost $9,044)
     ===========================================================================
MORTGAGE-BACKED SECURITIES [15.6%]

   Banc of America Alternative Loan Trust,
     Ser 2004-2, Cl 5A1
     5.500%, 03/25/19                                       125             123
   Banc of America Alternative Loan Trust,
     Ser 2005-4, Cl CB11
     5.500%, 05/25/35                                       126             125
   Banc of America Alternative Loan Trust,
     Ser 2005-6, Cl 7A1
     5.500%, 07/25/20                                       102             102
   Banc of America Alternative Loan Trust,
     Ser 2005-9, Cl 1CB3
     5.500%, 10/25/35                                       118             117
   Banc of America Alternative Loan Trust,
     Ser 2006-2, Cl 6A1
     5.500%, 03/25/21                                       137             133
   Bayview Financial Acquisition Trust,
     Ser 2007-A, Cl 1A2 (C)
     6.205%, 04/28/37                                       200             193

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Bear Stearns Commercial Mortgage
     Security, Ser 2007-PW16,
     Cl AM (B)
     5.713%, 06/11/40                           $           300   $         301
   Capital One Multi-Asset Execution
     Trust, Ser 2006-A9, Cl A9 (B)
     5.043%, 05/15/13                                       500             497
   Chase Mortgage Finance, Ser 2003-S13,
     Cl A11
     5.500%, 11/25/33                                       104             104
   Citigroup Mortgage Loan Trust,
     Ser 2005-9, Cl 2A2
     5.500%, 11/25/35                                       109             109
   Citigroup/Deutsche Bank Commercial
     Mortgage
     5.205%, 12/11/49                                       400             400
   Commercial Mortgage, Ser 2006-C8,
     Cl A2B
     5.248%, 12/10/46                                       185             185
   Countrywide Asset-Backed Certificate,
     Ser 2007-S1, Cl A6 (B)
     5.693%, 02/25/37                                       200             184
   Countrywide Asset-Backed Certificates,
     Ser 2006-11, Cl 1AF3 (B)
     6.050%, 09/25/46                                       200             194
   Countrywide Asset-Backed Certificates,
     Ser 2006-13, Cl 1AF2
     5.884%, 01/25/37                                       200             196
   Deutsche Bank Alternate Loan Trust,
     Ser 2006-AR5, Cl 21A
     6.000%, 10/15/21                                       170             171
   Discover Card Master Trust I,
     Ser 2003-4, Cl A1 (B)
     5.430%, 05/15/11                                       400             400
   First Horizon Alternative Mortgage
     Securities, Ser 2006-FA8, Cl 2A1
     5.750%, 02/25/37                                       177             174
   GE Capital Commercial Mortgage,
     Ser 2002-3A, Cl A2
     4.996%, 12/10/37                                       150             151
   GE Capital Commercial Mortgage,
     Ser 2004-C3, Cl A4 (B)
     5.189%, 07/10/39                                       200             202
   GMAC Commercial Mortgage
     Securities, Ser 2003-C1, Cl A2
     4.079%, 05/10/36                                       225             217
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-GH1, Cl A6 (B)
     4.810%, 07/25/35                                       150             148

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-J4, Cl A2
     5.500%, 08/25/14                           $           109   $         109
   John Deere Owner Trust, Ser 2007-A,
     Cl A3
     5.040%, 07/15/11                                       420             423
   JP Morgan Alternative Loan Trust,
     Ser 2006-S3, Cl A3A (C)
     6.000%, 08/25/36                                       200             199
   JP Morgan Chase, Ser 2006-CB17,
     Cl ASB
     5.415%, 12/12/43                                       200             201
   JP Morgan Mortgage Trust,
     Ser 2006-A7, Cl 2A2 (B)
     5.830%, 01/25/37                                       207             208
   JP Morgan Mortgage Trust,
     Ser 2006-A7, Cl 2A4R (B)
     5.457%, 01/25/37                                       200             200
   JP Morgan Mortgage Trust,
     Ser 2007-A2, Cl 2A3 (B)
     5.715%, 04/25/37                                       200             200
   RAAC, Ser 2004-SP1, Cl AI4 (B)
     5.285%, 08/25/27                                       146             144
   Renaissance Home Equity, Ser 2007-1,
     Cl AF2
     5.512%, 04/25/37                                       200             196
   Residential Accredit Loans,
     Ser 2004-QS5, Cl A5
     4.750%, 04/25/34                                        47              44
   Residential Accredit Loans,
     Ser 2004-QS6, Cl A1
     5.000%, 05/25/19                                        79              77
   Wachovia Bank Commercial Mortgage,
     Ser 2003-C3, Cl A2
     4.867%, 02/15/35                                       150             150
   WaMu Mortgage Pass Through
     Certificates, Ser 2004-CB2, Cl 5A
     5.000%, 07/25/19                                       193             189
   =============================================================================

     TOTAL MORTGAGE-BACKED SECURITIES
     (Cost $6,814)                                                        6,766
     ===========================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS [14.1%]

   FAMC MTN
     4.250%, 07/29/08                                        20              20
   FFCB
     4.875%, 04/04/12                                       200             208
   FHLB
     5.625%, 06/13/16                                       185             198
   FHLMC
     6.875%, 09/15/10                                       300             324

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FHLMC (continued)
     5.875%, 03/21/11                           $           350   $         373
     4.375%, 07/17/15                                       610             615
   FNMA, MTN
     6.625%, 09/15/09                                       400             420
     6.125%, 03/15/12                                       740             805
     6.000%, 05/15/11 (D)                                 1,925           2,066
     4.625%, 05/01/13                                       200             203
     3.875%, 02/15/10                                       875             881
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $5,912)                                                        6,113
     ===========================================================================
U.S. TREASURY OBLIGATIONS [14.0%]

   U.S. Treasury Bond
     9.125%, 05/15/18                                       200             283
     6.250%, 08/15/23 (D)                                 2,075           2,484
   U.S. Treasury Note
     5.750%, 08/15/10                                       345             368
     4.875%, 08/31/08                                       375             378
     4.875%, 08/15/16                                       225             240
     4.750%, 05/15/14 (D)                                   700             744
     4.375%, 12/15/10                                       400             415
     4.250%, 08/15/13                                       300             311
     4.250%, 11/15/17 (D)                                   500             509
     4.000%, 04/15/10                                       350             357
   =============================================================================

     TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $5,859)                                                        6,089
     ===========================================================================
ASSET-BACKED SECURITIES [1.5%]

   CitiFinancial Mortgage Securities,
     Ser 2004-1, Cl AF2 (C)
     2.645%, 04/25/34                                        61              60
   Cityscape Home Equity Loan Trust,
     Ser 1997-C, Cl A4
     7.000%, 07/25/28 (C)                                    12              12
   Contimortgage Home Equity Loan Trust,
     Ser 1997-2, Cl A9
     7.090%, 04/15/28                                         6               6
   Fairbanks Capital Mortgage, Ser 1991-1,
     Cl A (A)(B)
     5.920%, 05/25/28                                        35              35
   Green Tree Financial, Ser 1997-7, Cl A6
     6.760%, 07/15/29                                       117             122

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   GSAA Home Equity Trust, Ser 2005-1,
     Cl AF2 (B)
     4.316%, 11/25/34                           $           123   $         120
   Renaissance Home Equity Loan Trust,
     Ser 2005-3, Cl AF2 (C)
     4.723%, 11/25/35                                        22              22
   Residential Asset Securities,
     Ser 2002-RS3, Cl AI5 (B)
     5.572%, 06/25/32                                        74              74
   Residential Asset Securities,
     Ser 2003-KS5, Cl AI6 (B)
     3.620%, 07/25/33                                       169             161
   Residential Asset Securities,
     Ser 2004-KS5, Cl AI3 (B)
     4.030%, 04/25/30                                        15              14
   UCFC Home Equity Loan, Ser 1998-C,
     Cl A7
     5.935%, 01/15/30                                        17              16
   =============================================================================

     TOTAL ASSET-BACKED SECURITIES
     (Cost $650)                                                            642
     ===========================================================================
FOREIGN GOVERNMENT BONDS [0.7%]

   Cia Bras Bebida
     8.750%, 09/15/13                                       175             199
   National Bank of Hungary
     8.875%, 11/01/13                                        75              92
   =============================================================================

     TOTAL FOREIGN GOVERNMENT BONDS
     (Cost $280)                                                            291
     ===========================================================================
MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
     Financing Authority, Ser 2001A, RB
     6.360%, 05/15/25                                        30              29
   =============================================================================

     TOTAL MUNICIPAL BOND
     (Cost $31)                                                              29
     ===========================================================================
FLOATING RATE NOTE [9.9%]

   Sigma Finance
     4.100%, 01/24/08 (B) (E)                             4,276           4,276
   =============================================================================

     TOTAL FLOATING RATE NOTE
     (Cost $4,276)                                                        4,276
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Full Maturity Fixed Income

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS [4.3%]

   AIM Short-Term Investment Company
     Liquid Assets Portfolio, 4.790% (E) (F)            681,078   $         681
   AIM Short-Term Investment Company
     Treasury Portfolio 3.543% (F)                    1,173,362           1,173
   =============================================================================

     TOTAL CASH EQUIVALENTS
     (Cost $1,854)                                                        1,854
     ===========================================================================

     TOTAL INVESTMENTS [111.5%]
     (Cost $47,778) +                                             $      48,292
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $43,318 (000).

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $238 (000), REPRESENTING 0.5% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(C) STEP BOND - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(D) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $4,835 (000).

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $4,957 (000).

(F)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA-- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $47,778
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $848 (000)'S AND $(334) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
AHA Balanced Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [58.2%]

   AEROSPACE & DEFENSE [1.6%]
     Boeing                                               1,480   $         129
     Lockheed Martin                                      1,155             122
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                251
   =============================================================================
   AUTOMOTIVE [0.6%]
     Autozone *                                             223              27
     Ford Motor *                                         3,341              23
     Paccar                                                 739              40
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                          90
   =============================================================================
   BANKS [2.4%]
     Bank of America                                      2,789             115
     Comerica                                               763              33
     Keycorp                                              3,780              89
     Marshall & Ilsley                                      687              18
     National City                                        1,878              31
     PNC Financial Services Group                           459              30
     SunTrust Banks                                         616              38
     Wachovia                                               309              12
     Wells Fargo                                            160               5
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                              371
   =============================================================================
   BEAUTY PRODUCTS [0.8%]
     Procter & Gamble                                     1,723             127
   =============================================================================
   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
     Celgene *                                              262              12
   =============================================================================
   BIOTECHNOLOGY [0.5%]
     Amgen *                                                761              35
     Biogen Idec *                                          204              12
     Gilead Sciences *                                      647              30
     Millipore *                                             32               2
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                       79
   =============================================================================
   BROADCASTING & CABLE [0.8%]
     Cisco Systems *                                      4,077             111
     Qualcomm                                               491              19
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                               130
   =============================================================================
   BUILDING & CONSTRUCTION [0.0%]
     DR Horton                                               26              --
   =============================================================================
   BUSINESS SERVICES [0.2%]
     eBay *                                                 198               7

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   Xerox                                                  1,139   $          18
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                   25
   =============================================================================
   CHEMICALS [1.6%]
     Dow Chemical                                         1,985              78
     Hercules                                             2,031              39
     Monsanto                                             1,260             141
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                          258
   =============================================================================
   COMMERCIAL BANKS [1.1%]
     BB&T                                                 3,186              98
     Regions Financial                                    2,585              61
     Zions Bancorporation                                   299              14
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                   173
   =============================================================================
   COMMUNICATION & MEDIA [1.1%]
     DIRECTV Group *                                      3,039              70
     Time Warner                                          6,235             103
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                              173
   =============================================================================
   COMPUTER & ELECTRONICS RETAIL [0.1%]
     GameStop *                                             280              17
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [4.0%]
     Apple *                                              1,143             226
     Hewlett-Packard                                      3,751             189
     IBM                                                  1,912             207
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  622
   =============================================================================
   COMPUTERS & PERIPHERALS [0.1%]
     EMC *                                                  630              12
   =============================================================================
   CONSUMER PRODUCTS & SERVICES [0.4%]
     Kimberly-Clark                                         818              57
   =============================================================================
   CONTAINERS & PACKAGING [0.2%]
     Pactiv *                                             1,171              31
   =============================================================================
   DIVERSIFIED MANUFACTURING [2.2%]
     General Electric                                     9,262             343
   =============================================================================
   DIVERSIFIED METALS & MINING [0.5%]
     Freeport-McMoRan Copper & Gold, Cl B                   755              77
   =============================================================================
   DRUGS  [2.4%]
     AmerisourceBergen                                      488              22
     Johnson & Johnson                                    1,111              74

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Merck                                                  230   $          13
     Pfizer                                               9,249             210
     Wyeth                                                1,169              52
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                              371
   =============================================================================
   ELECTRICAL SERVICES [1.1%]
     DTE Energy                                           1,147              51
     Duke Energy                                          5,802             117
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                                168
   =============================================================================
   ENERGY [1.3%]
     Edison International                                 1,716              92
     Entergy                                                798              95
     PG&E                                                   590              25
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             212
   =============================================================================
   ENGINEERING SERVICES [0.5%]
     Fluor                                                  501              73
   =============================================================================
   ENTERTAINMENT [0.4%]
     Carnival                                             1,306              58
   =============================================================================
   FINANCIAL SERVICES [1.3%]
     American Express                                     2,758             143
     Capital One Financial                                  108               5
     Charles Schwab                                         983              25
     CIT Group                                               35               1
     Citigroup                                              277               8
     Western Union                                        1,218              30
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 212
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [2.3%]
     General Mills                                        1,936             110
     Kellogg Company                                        694              37
     Pepsi Bottling Group                                 2,657             105
     PepsiCo                                                515              39
     Safeway                                              1,987              68
     Supervalu                                              243               9
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           368
   =============================================================================
   GAS/NATURAL GAS [0.1%]
     Nicor                                                  528              22
   =============================================================================
   HEALTHCARE PRODUCTS & SERVICES [2.1%]
     Applera - Applied Biosystems Group                     128               4
     Humana *                                             1,450             109
     McKesson                                               419              27

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Medco Health Solutions *                               291   $          30
     UnitedHealth Group                                   2,708             158
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                     328
   =============================================================================
   INSURANCE [3.7%]

     ACE                                                  1,921             119
     Aetna                                                  930              54
     Allstate                                             1,031              54
     American International Group                             9              --
     AON                                                    850              41
     Chubb                                                  459              25
     Cigna                                                  901              48
     Coventry Health Care *                                 107               6
     Genworth Financial, Cl A                             3,963             101
     Hartford Financial Services Group                    1,139              99
     XL Capital, Cl A                                       635              32
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                          579
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [2.2%]
     Federated Investors                                  1,558              64
     Franklin Resources                                     408              47
     Janus Capital Group                                    958              31
     JPMorgan Chase                                       4,616             202
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                    344
   =============================================================================
   INVESTMENT MANAGEMENT COMPANIES [0.6%]
     American Capital Strategies                          2,966              98
   =============================================================================
   LEISURE & RECREATIONAL PRODUCTS [0.1%]
     Brunswick                                              826              14
   =============================================================================
   MACHINERY [1.3%]
     Caterpillar                                          1,084              79
     Cummins                                                236              30
     Deere                                                1,023              95
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          204
   =============================================================================
   MEDICAL PRODUCTS & SERVICES [1.0%]
     Baxter International                                   149               9
     Becton Dickinson                                       454              38
     Genzyme-General Division *                             187              14
     WellPoint *                                          1,144             100
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                        161
   =============================================================================
   MISCELLANEOUS MANUFACTURING [0.2%]
     Leggett & Platt                                      2,254              39
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   MULTI-MEDIA [0.9%]
     Walt Disney                                          4,416   $         143
   =============================================================================
   OFFICE FURNITURE & FIXTURES [1.1%]
     Microsoft                                            3,521             126
     Oracle *                                             2,132              48
   -----------------------------------------------------------------------------

   TOTAL OFFICE FURNITURE & FIXTURES                                        174
   =============================================================================
   PAPER & RELATED PRODUCTS [0.6%]
     International Paper                                  2,778              90
   =============================================================================
     PETROLEUM & FUEL PRODUCTS [7.3%]
     Anadarko Petroleum                                      50               3
     Apache                                                 703              75
     Chesapeake Energy                                    2,942             115
     ChevronTexaco                                        2,600             243
     ConocoPhillips                                       2,357             208
     Exxon Mobil                                          3,124             293
     Hess                                                   404              41
     Marathon Oil                                           982              60
     National Oilwell Varco *                               723              53
     Occidental Petroleum                                   386              30
     Valero Energy                                          376              26
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,147
   =============================================================================
   PRINTING & PUBLISHING [0.0%]
     Gannett                                                 49               2
   =============================================================================
   RAILROADS [0.5%]
     CSX                                                  1,717              76
   =============================================================================
   REAL ESTATE INVESTMENT TRUST [0.8%]
     Boston Properties                                      152              14
     Host Hotels & Resorts                                1,476              25
     Prologis                                             1,376              87
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUST                                       126
   =============================================================================
   RETAIL [2.4%]
     Best Buy                                                 9               1
     Gap                                                    621              13
     Home Depot                                           1,089              29
     Kroger                                               2,907              78
     Lowe's                                               2,031              46
     McDonald's                                           1,891             111
     RadioShack                                             125               2

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Wal-Mart Stores                                      1,912   $          91
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             371
   =============================================================================
   RUBBER & PLASTIC [0.2%]
     Apollo Group, Cl A *                                   458              32
   =============================================================================
   SEMI CONDUCTORS [1.5%]
     Intel                                                4,036             107
     MEMC Electronic Materials *                            703              62
     Novell *                                             1,712              12
     Novellus Systems *                                     388              11
     Nvidia *                                             1,211              41
   -----------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                                    233
   =============================================================================
   STORAGE/WAREHOUSING [0.1%]
     Public Storage                                         259              19
   =============================================================================

   TELEPHONE & TELECOMMUNICATIONS [1.8%]
     AT&T                                                 1,872              78
     Corning                                                228               6
     Embarq                                               1,944              96
     Verizon Communications                               2,424             106
     Qwest Communications International                   2,348              16
   -----------------------------------------------------------------------------

   TOTAL TELEPHONE & TELECOMMUNICATIONS                                     302
   =============================================================================
   TRANSPORTATION SERVICES [0.0%]
     Norfolk Southern                                        11               1
   =============================================================================
   TRUCKING [0.7%]
     Ryder System                                         2,206             104
   =============================================================================
   WASTE MANAGEMENT SERVICES [0.2%]
     Allied Waste Industries *                            2,220              25
   =============================================================================
   WEB PORTALS/ISP [1.0%]
     Amazon.Com *                                            52               5
     Expedia *                                              697              22
     Google, Cl A *                                         177             122
     Juniper Networks *                                     376              13
   -----------------------------------------------------------------------------

   TOTAL WEB PORTALS/ISP                                                    162
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

Description                           Shares/ Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   WHOLESALE [0.1%]
     Dean Foods                                             893   $          23
   =============================================================================

     TOTAL COMMON STOCK
     (Cost $8,691)                                                        9,129
     ===========================================================================

MORTGAGE-BACKED SECURITIES [12.7%]
   Banc of America Alternative Loan Trust,
     Ser 2005-6, Cl 7A1
     5.500%, 07/25/20                           $            34              34
   Bayview Financial Acquisition Trust,
     Ser 2007-A, Cl 1A2 (A)
     6.205%, 04/28/37                                       100              97
   Capital One Multi-Asset Execution
     Trust, Ser 2006-A9, Cl A9 (B)
     5.043%, 05/15/13                                       100              99
   Chase Mortgage Finance, Ser 2003-S14,
     Cl 3A6
     5.500%, 01/25/34                                        47              47
   Citicorp Mortgage Securities,
     Ser 2003-11, Cl 2A8
     5.500%, 12/25/33                                        53              53
   Citicorp Mortgage Securities,
     Ser 2004-4, Cl A5
     5.500%, 06/25/34                                        74              73
   Citigroup Mortgage Loan Trust,
     Ser 2005-9, Cl 2A2
     5.500%, 11/25/35                                        54              55
   Countrywide Alternative Loan Trust,
     Ser 2005-50CB, Cl 4A1
     5.000%, 11/25/20                                        34              33
   Countrywide Alternative Loan Trust,
     Ser 2005-85CB, Cl 3A1
     5.250%, 02/25/21                                        72              71
   Countrywide Alternative Loan Trust,
     Ser 2006-7CB, Cl 3A1
     5.250%, 05/25/21                                        56              54
   Countrywide Asset-Backed Certificates,
     Ser 2005-13, Cl AF2 (B)
     5.294%, 04/25/36                                        75              74
   Credit-Based Asset Servicing and
     Securitization, Ser 2005-CB8,
     Cl AF2
     5.300%, 12/25/35                                        72              72
   Deutsche Bank Alternate Loan Trust,
     Ser 2006-AR5, Cl 21A
     6.000%, 10/15/21                                        85              86

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Discover Card Master Trust I,
     Ser 2003-3, Cl A (B)
     5.550%, 09/15/12                           $           150   $         150
   First Horizon CMO, Ser 2006-FA6,
     Cl 3A1
     5.750%, 11/25/21                                        80              79
   First Union National Bank CMO,
     Ser 2001-C4, Cl A2
     6.223%, 12/12/33                                        50              52
   GE Capital Commercial Mortgage,
     Ser 2002-3A, Cl A2
     4.996%, 12/10/37                                       100             101
   GE Capital Commercial Mortgage,
     Ser 2004-C3, Cl A4 (B)
     5.189%, 07/10/39                                        75              76
   GMAC Commercial Mortgage
     Securities, Ser 2003-C1, Cl A2
     4.079%, 05/10/36                                       100              96
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-GH1, Cl A6 (B)
     4.810%, 07/25/35                                        75              74
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-HE5, Cl A6 (B)
     4.390%, 09/25/34                                        74              67
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-J4, Cl A2
     5.500%, 08/25/14                                        54              55
   JP Morgan Mortgage Trust,
     Ser 2006-A7, Cl 2A4R (B)
     5.457%, 01/25/37                                       100             100
   JP Morgan Mortgage Trust,
     Ser 2007-A2, Cl 2A3 (B)
     5.715%, 04/25/37                                       100             100
   RAAC, Ser 2004-SP1, Cl AI4 (B)
     5.285%, 08/25/27                                        73              72
   Residential Accredit Loans,
     Ser 2004-QS5, Cl A5
     4.750%, 04/25/34                                        23              22
   Residential Accredit Loans,
     Ser 2004-QS6, Cl A1
     5.000%, 05/25/19                                        26              26
   Residential Funding Mortgage Securities
     I, Ser 2003-S11, Cl A2
     4.000%, 06/25/18                                        75              72
   =============================================================================

     TOTAL MORTGAGE-BACKED SECURITIES
     (Cost $2,013)                                                        1,990
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [10.2%]
   FHLMC Gold, Pool C90691
     5.500%, 07/01/23                           $            46   $          47
   FHLMC Gold, Pool G01823
     6.000%, 05/01/35                                        80              81
   FHLMC Gold, Pool G11771
     6.000%, 06/01/20                                        63              65
   FHLMC REMIC, Ser R007, Cl AC
     5.875%, 05/15/16                                        69              70
   FHLMC REMIC, Ser R010, Cl AB
     5.500%, 12/15/19                                       111             112
   FHLMC REMIC, Ser 2578, Cl PD
     5.000%, 08/15/14                                        49              48
   FHLMC REMIC, Ser 2673, Cl NC
     5.500%, 05/15/21                                        75              76
   FNMA REMIC, Ser 2003, Cl 18
     5.000%, 03/25/16                                        72              72
   FNMA REMIC, Ser 2003, Cl 31
     4.500%, 12/25/28                                        48              48
   FNMA, REMIC Ser 2004-W10, Cl A24
     5.000%, 08/25/34                                        50              50
   FNMA, Pool 254800
     5.500%, 07/01/23                                       346             348
   FNMA, Pool 256171
     6.000%, 03/01/26                                       196             200
   FNMA, Pool 725773
     5.500%, 09/01/34                                       113             113
   FNMA, Pool 735228
     5.500%, 02/01/35                                        49              48
   FNMA, Pool 745418
     5.500%, 04/01/36                                       168             168
   FNMA, Pool 790108
     6.000%, 08/01/34                                        58              59
   =============================================================================

     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS                                                          1,605
     (Cost $1,592)
     ===========================================================================
U.S. TREASURY OBLIGATIONS [6.6%]
   U.S. Treasury Bond
     9.125%, 05/15/18                                       100             141
     6.250%, 08/15/23 (C)                                   750             898
   =============================================================================

     TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,002)                                                        1,039
   -----------------------------------------------------------------------------

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [6.3%]

   AGRICULTURE [0.1%]
   Bunge NA Finance
     5.900%, 04/01/17                           $            25   $          24
   =============================================================================
   BANKS [1.5%]
   AmSouth Bancorporporation
     6.750%, 11/01/25                                        50              53
   Bankers Trust
     7.500%, 11/15/15                                        25              28
   Compass Bank
     8.100%, 08/15/09                                        50              52
   Dresdner Bank - New York
     7.250%, 09/15/15                                        50              53
   PNC Funding
     7.500%, 11/01/09                                        50              53
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                              239
   =============================================================================
   BUILDING & CONSTRUCTION [0.8%]
   American Standard
     7.375%, 02/01/08                                        50              50
   Hanson Australia Funding
     5.250%, 03/15/13                                        50              50
   Masco
     6.125%, 10/03/16                                        25              25
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            125
   =============================================================================
   CONTAINERS & PACKAGING [0.3%]
   Pactiv
     7.950%, 12/15/25                                        50              56
   =============================================================================
   DATA PROCESSING [0.2%]
   Fiserv
     6.125%, 11/20/12                                        25              25
   =============================================================================
   ENERGY [0.7%]
   Dominion Resources
     6.250%, 06/30/12                                        30              32
   Exelon Generation
     6.950%, 06/15/11                                        50              52
   Pacific Gas & Electric
     6.050%, 03/01/34                                        25              25
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             109
   =============================================================================
   FINANCIAL SERVICES [0.4%]
   Countrywide Financial
     6.250%, 05/15/16                                        25              14

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Household Finance
     8.000%, 07/15/10                           $            40   $          43
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                  57
   =============================================================================
   INSURANCE [0.6%]
   MetLife
     6.500%, 12/15/32                                        50              50
   Protective Life
     4.300%, 06/01/13                                        50              48
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                           98
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [0.3%]
   Lehman Brothers Holdings
     6.500%, 07/19/17                                        50              51
   =============================================================================
   MANUFACTURING [0.2%]
   Tyco International Group
     6.375%, 10/15/11                                        25              26
   =============================================================================
   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
     9.750%, 06/15/20                                        50              62
   =============================================================================
   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master Trust
     9.125%, 10/13/10                                        25              28
   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [0.6%]
   Deutsche Telekom International Finance
     8.250%, 06/15/30                                        25              31
   GTE
     6.840%, 04/15/18                                        25              27
   New Cingular Wireless Services
     8.750%, 03/01/31                                        25              33
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     91
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $987)                                                            991
     ===========================================================================
U.S. GOVERNMENT AGENCY OBLIGATION [2.2%]

   FNMA (C)
     6.000%, 05/15/11                                       325             349
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (Cost $337)                                                            349
   -----------------------------------------------------------------------------

Description                            Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES [0.6%]

   Residential Asset Securities,
     Ser 2002-RS3, Cl AI5 (B)
     5.572%, 06/25/32                           $            86   $          85
   Residential Asset Securities,
     Ser 2004-KS5, Cl AI3 (B)
     4.030%, 04/25/30                                         5               5
   =============================================================================

     TOTAL ASSET-BACKED SECURITIES
     (Cost $92)                                                              90
     ===========================================================================
FOREIGN GOVERNMENT BOND [0.4%]

   Hydro Quebec
     11.750%, 02/01/12                                       50              64
   =============================================================================

     TOTAL FOREIGN GOVERNMENT BOND
     (Cost $64)                                                              64
     ===========================================================================
MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
     Financing Authority, Ser 2001A, RB
     6.360%, 05/15/25                                        20              20
   =============================================================================

     TOTAL MUNICIPAL BOND
     (Cost $20)                                                              20
     ===========================================================================
FLOATING RATE NOTE [6.1%]

   Sigma Finance
     4.100%, 01/24/08 (B) (D)                               949             949
   =============================================================================

     TOTAL FLOATING RATE NOTE
     (Cost $949)                                                            949

     ===========================================================================
CASH EQUIVALENTS [3.2%]

   AIM Short-Term Investment Company
     Liquid Assets Portfolio, 4.790% (D) (E)            151,122             151
   AIM Short-Term Investment Company
     Treasury Portfolio 3.543 % (E)                     348,143             348
   =============================================================================

     TOTAL CASH EQUIVALENTS
     (Cost $499)                                                            499
     ===========================================================================
     TOTAL INVESTMENTS [106.6%]
     (Cost $16,246) +                                             $      16,725
     ===========================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Balanced Fund

PERCENTAGES ARE BASED ON NET ASSETS OF $15,685 (000).

*     NON-INCOME PRODUCING SECURITY.

(A) STEP BOND - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $1,073 (000).

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $1,100 (000).

(E)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN -- FLOATING RATE NOTE
ISP -- INTERNET SERVICE PROVIDER
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,246
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $935 (000)'S AND $(456) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Diversified Equity

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [96.1%]

   AEROSPACE & DEFENSE [1.4%]
     Boeing                                               8,304   $         726
     Lockheed Martin                                      5,795             610
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              1,336
   =============================================================================
   AUTOMOTIVE [1.2%]
     Autozone *                                           1,425             171
     Ford Motor *                                        18,247             123
     Honda Motor, ADR                                    20,700             686
     Paccar                                               4,136             225
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                       1,205
   =============================================================================
   BANKS [3.0%]
     Bank of America                                     14,509             599
     Bank of New York Mellon                             11,750             573
     Comerica                                             3,377             147
     International Bancshares                            11,250             236
     Keycorp                                             18,219             427
     Marshall & Ilsley                                    2,754              73
     National City                                        8,818             145
     PNC Financial Services Group                         3,300             217
     State Street                                           151              12
     SunTrust Banks                                       2,721             170
     Wachovia                                             2,037              77
     Wells Fargo                                         11,013             332
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            3,008
   =============================================================================
   BEAUTY PRODUCTS [0.7%]
     Procter & Gamble                                     8,910             654
   =============================================================================
   BIOMEDICAL RESEARCH & PRODUCTS [0.6%]
     Celgene *                                            1,377              64
     Quest Diagnostics                                   10,000             529
   -----------------------------------------------------------------------------

   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                     593
   =============================================================================

   BIOTECHNOLOGY [0.4%]
     Amgen *                                              3,975             185
     Biogen Idec *                                        1,086              62
     Gilead Sciences *                                    3,394             156
     Millipore *                                            170              12
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                      415
   =============================================================================
   BROADCASTING & CABLE [1.5%]
     Cisco Systems *                                     19,754             535
     Motorola                                            16,500             265
     Nokia, ADR                                          12,200             468

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Qualcomm                                             6,024   $         237
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             1,505
   =============================================================================
   BUILDING & CONSTRUCTION [0.2%]
     DR Horton                                              350               5
     USG * (A)                                            4,200             150
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            155
   =============================================================================
   BUSINESS SERVICES [1.3%]
     Broadridge Financial Solutions                      11,000             247
     eBay *                                               3,478             115
     Xerox                                               56,594             916
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                1,278
   =============================================================================
   CHEMICALS [1.4%]
     Dow Chemical                                         5,945             234
     EI Du Pont de Nemours                                   35               1
     Hercules                                            10,420             202
     Monsanto                                             6,321             706
     Rohm & Haas                                          4,800             255
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,398
   =============================================================================
   COMMERCIAL BANKS [1.0%]
     BB&T                                                17,465             536
     Regions Financial                                   16,241             384
     Zions Bancorporation                                 1,161              54
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                   974
   =============================================================================
   COMMUNICATION & MEDIA [2.1%]
     DIRECTV Group *                                     14,503             335
     Time Warner                                        106,868           1,765
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            2,100
   =============================================================================
   COMPUTER & ELECTRONICS RETAIL [0.1%]
     GameStop *                                           1,278              79
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [6.0%]
     Apple *                                              5,421           1,074
     Dell *                                              23,000             564
     Hewlett-Packard                                     38,318           1,934
     IBM                                                 14,569           1,575
     Seagate Technology                                  21,000             536
     Sun Microsystems * (A)                              11,550             209
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                5,892
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Diversified Equity

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS [0.1%]
     EMC *                                                4,738   $          88
   =============================================================================
   CONSUMER PRODUCTS [0.0%]
     Black & Decker                                         206              14
   =============================================================================
   CONSUMER PRODUCTS & SERVICES [0.7%]
     Kimberly-Clark                                       4,054             281
     Mattel                                              20,900             398
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                       679
   =============================================================================
   CONTAINERS & PACKAGING [0.2%]
     Pactiv *                                             8,115             216
   =============================================================================
   DIVERSIFIED MANUFACTURING [3.4%]
     General Electric                                    74,023           2,744
     Parker Hannifin                                      7,950             599
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED MANUFACTURING                                        3,343
   =============================================================================
   DIVERSIFIED METALS & MINING [0.4%]
     Freeport-McMoRan Copper & Gold, Cl B                 3,824             392
   =============================================================================
   DRUG STORES [0.3%]
     Rite Aid * (A)                                     120,000             335
   =============================================================================
   DRUGS [5.3%]
     Abbott Laboratories                                  8,200             460
     AmerisourceBergen                                    1,849              83
     Johnson & Johnson                                   29,100           1,941
     Merck                                                2,420             141
     Pfizer                                              46,407           1,055
     Schering-Plough                                     19,300             514
     Wyeth                                               22,501             994
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                            5,188
   =============================================================================
   ELECTRICAL COMPONENTS & EQUIPMENT [0.5%]
     Tyco Electronics                                    13,250             492
   =============================================================================
   ELECTRICAL SERVICES [1.8%]
     DTE Energy                                           7,663             337
     Duke Energy                                         27,604             557
     Portland General Electric                           31,100             864
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,758
   =============================================================================
   ENERGY [1.5%]
     Atmos Energy                                         9,600             269
     Dominion Resources                                   1,017              48

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Edison International                                10,298   $         550
     Entergy                                              3,474             415
     PG&E                                                 3,856             166
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                           1,448
   =============================================================================
   ENGINEERING SERVICES [0.4%]
     Fluor                                                2,794             407
   =============================================================================
   ENTERTAINMENT [0.4%]
     Carnival                                             8,000             356
   =============================================================================
   FINANCIAL SERVICES [3.6%]
     American Express                                    13,838             720
     Capital One Financial                                9,770             462
     Charles Schwab                                       8,999             230
     CIT Group                                              512              12
     Citigroup                                           19,237             566
     NASDAQ Stock Market *                               16,200             802
     Western Union                                       32,112             780
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               3,572
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [4.9%]
     Coca-Cola                                            5,000             307
     Coca-Cola Enterprises                               12,000             312
     ConAgra Foods                                       32,500             773
     Del Monte Foods                                     49,500             468
     General Mills                                       20,460           1,166
     Kellogg Company                                      3,335             175
     Pepsi Bottling Group                                13,333             526
     PepsiCo                                              2,480             188
     Safeway                                             25,107             859
     Supervalu                                            1,691              64
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         4,838
   =============================================================================
   GAS/NATURAL GAS [0.8%]
     El Paso                                             40,000             690
     Nicor                                                2,794             118
   -----------------------------------------------------------------------------

   TOTAL GAS/NATURAL GAS                                                    808
   =============================================================================
   HEALTHCARE PRODUCTS & SERVICES [3.6%]
     Applera - Applied Biosystems Group                  18,618             632
     Cardinal Health                                     12,000             693
     Express Scripts *                                    1,266              92
     Humana *                                             7,275             548
     McKesson                                             2,725             178
     Medco Health Solutions *                             1,551             157
     Medtronic                                            9,600             483

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Diversified Equity

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     UnitedHealth Group                                  13,588   $         791
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   3,574
   =============================================================================
   INSURANCE [6.4%]
     ACE                                                  9,638             595
     Aetna                                                2,044             118
     Allstate                                             5,617             293
     American International Group                         9,400             548
     AON                                                  4,027             192
     Chubb                                               11,618             634
     Cigna                                                5,325             286
     Coventry Health Care *                                 379              23
     Genworth Financial, Cl A                            18,271             465
     Hartford Financial Services Group                    5,999             523
     HCC Insurance Holdings                              23,000             660
     ING Groep, ADR                                      10,800             420
     Marsh & McLennan                                    22,000             582
     Mercury General                                      7,000             349
     Unum Group                                          18,900             450
     XL Capital, Cl A                                     2,507             126
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        6,264
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [2.3%]
     Federated Investors                                  7,208             297
     Franklin Resources                                   2,014             230
     Janus Capital Group                                  5,454             179
     JPMorgan Chase                                      35,321           1,542
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,248
   =============================================================================
   INVESTMENT MANAGEMENT COMPANIES [0.5%]
     American Capital Strategies                         14,882             491
   =============================================================================
   LEISURE & RECREATIONAL PRODUCTS [0.1%]
     Brunswick                                            3,045              52
   =============================================================================
   MACHINERY [1.6%]
     Caterpillar                                         15,856           1,151
     Cummins                                              1,147             146
     Deere                                                2,966             276
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,573
   =============================================================================
   MANUFACTURING [0.7%]
     Tyco International                                  18,450             732
   =============================================================================
   MEDICAL PRODUCTS & SERVICES [1.3%]
     Baxter International                                 3,962             230
     Becton Dickinson                                     1,965             164

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Eli Lilly                                               33   $           2
     Genzyme-General Division *                             985              73
     Stryker                                              6,000             448
     WellPoint *                                          4,691             412
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                      1,329
   =============================================================================
   METALS & MINING [0.8%]
     Barrick Gold                                        19,500             820
   =============================================================================
   MISCELLANEOUS MANUFACTURING [0.8%]
     Covidien                                            12,750             564
     Leggett & Platt                                     10,648             186
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                        750
   =============================================================================
   MULTI-MEDIA [0.7%]
     Walt Disney                                         22,159             715
   =============================================================================
   OFFICE FURNITURE & FIXTURES [3.4%]
     3M                                                  13,200           1,113
     Microsoft                                           18,897             673
     Oracle *                                            48,675           1,099
     Symantec *                                          30,700             495
   -----------------------------------------------------------------------------

   TOTAL OFFICE FURNITURE & FIXTURES                                      3,380
   =============================================================================
   PAPER & RELATED PRODUCTS [1.1%]
     International Paper                                 12,080             391
     Packaging Corp of America                           15,500             437
     Sealed Air                                           9,700             225
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,053
   =============================================================================
   PETROLEUM & FUEL PRODUCTS [11.9%]
     Anadarko Petroleum                                  16,652           1,094
     Apache                                               3,761             405
     Chesapeake Energy                                   39,363           1,543
     ChevronTexaco                                       17,780           1,659
     ConocoPhillips                                      21,227           1,874
     Devon Energy                                         1,625             145
     Exxon Mobil                                         15,364           1,439
     Hess                                                 5,470             552
     Marathon Oil                                         5,495             334
     Nabors Industries *                                 15,300             419
     National Oilwell Varco *                             2,874             211
     Occidental Petroleum                                 2,055             158
     Transocean                                           5,234             749
     Unit *                                              14,000             648

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Diversified Equity

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
     Valero Energy                                        7,464   $         523
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                       11,753
   =============================================================================
   PRINTING & PUBLISHING [0.1%]
     Gannett                                              1,402              55
   =============================================================================
   PROPERTY & CASUALTY INSURANCE [0.2%]
     Fidelity National Financial                         16,000             234
   =============================================================================
   RAILROADS [0.4%]
     CSX                                                  8,535             375
   =============================================================================
   REAL ESTATE INVESTMENT TRUST [0.6%]
     Boston Properties                                    1,442             133
     Host Hotels & Resorts                                5,655              96
     Prologis                                             6,075             385
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUST                                       614
   =============================================================================
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.2%]
     Brookfield Asset Management                          6,500             232
   =============================================================================
   RETAIL [4.7%]
     Best Buy                                            13,875             731
     Gap                                                  2,637              56
     Home Depot                                           8,663             234
     Kohl's *                                            10,000             458
     Kroger                                              16,215             433
     Lowe's                                              11,928             270
     McDonald's                                           7,988             471
     RadioShack                                           1,502              25
     Staples                                             24,850             573
     TJX                                                    187               5
     Wal-Mart Stores                                     23,275           1,106
     Zale *                                              15,000             241
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           4,603
   =============================================================================
   RUBBER & PLASTIC [0.2%]
     Apollo Group, Cl A *                                 2,162             152
   =============================================================================
   SEMI-CONDUCTORS [1.8%]
     Applied Materials                                   14,500   $         258
     Atmel *                                             73,000             315
     Intel                                               16,928             451
     Micron Technology *                                 33,800             245
     MEMC Electronic Materials *                          3,442             304
     Novell *                                            10,089              69
     Novellus Systems *                                   2,112              58
     Nvidia *                                             4,574             156
   -----------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                                  1,856
   =============================================================================

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   STORAGE/WAREHOUSING [0.1%]
     Public Storage                                       1,052              77
   =============================================================================
   TELEPHONE & TELECOMMUNICATIONS [4.9%]
     AT&T                                                31,619           1,314
     Corning                                              1,723              41
     Embarq                                               6,578             326
     Idearc                                              14,000             246
     Sprint Nextel                                       51,720             679
     Verizon Communications                              41,162           1,798
     Windstream                                          26,200             341
     Qwest Communications International                  10,629              75
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,802
   =============================================================================
   TRANSPORTATION SERVICES [0.7%]
     FedEx                                                8,000             714
     Norfolk Southern                                        40               2
     Union Pacific                                            2              --
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            716
   =============================================================================
   TRUCKING [0.5%]
     Ryder System                                        11,067             520
   =============================================================================
   WASTE MANAGEMENT SERVICES [0.2%]
     Allied Waste Industries *                           10,325             114
     Waste Management                                     2,448              80
   -----------------------------------------------------------------------------

   TOTAL WASTE MANAGEMENT SERVICES                                          194
   =============================================================================
   WEB PORTALS/ISP [0.9%]
     Amazon.Com *                                         1,410             131
     Expedia *                                            3,305             104
     Google, Cl A *                                         863             597
     Juniper Networks *                                   2,532              84
   -----------------------------------------------------------------------------

   TOTAL WEB PORTALS/ISP                                                    916
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Diversified Equity

Description                            Shares/Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   WHOLESALE [0.2%]
     Dean Foods                                           6,709   $         173
   =============================================================================

     TOTAL COMMON STOCK
     (Cost $90,714)                                                      94,797
     ===========================================================================
FLOATING RATE NOTE [0.6%]
   Sigma Finance
     4.100%, 01/24/08 (B) (C)                   $           616             616
     ===========================================================================

     TOTAL FLOATING RATE NOTE
     (Cost $616)                                                            616
     ===========================================================================
CASH EQUIVALENTS [5.8%]
   AIM Short-Term Investment Company
     Liquid Assets Portfolio, 4.790% (B) (D)             98,111              98

   AIM Short-Term Investment Company
     Treasury Portfolio 3.543% (D)                    5,573,695           5,574
   =============================================================================

     TOTAL CASH EQUIVALENTS
     (Cost $5,672)                                                        5,672
     ===========================================================================

     TOTAL INVESTMENTS [102.5%]
     (Cost $97,002) +                                             $     101,085
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $98,593 (000).

*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $665 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS
      $714 (000).

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(D)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,002
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,266 (000)'S AND $(5,183) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [94.7%]

   ADVERTISING [1.8%]
     CBS, Cl B                                           37,000   $       1,008
   =============================================================================
   AUTOMOTIVE [3.0%]
     Honda Motor, ADR                                    50,000           1,657
   =============================================================================
   BANKS [3.1%]
     International Bancshares                            84,057           1,760
   =============================================================================
   BIOMEDICAL RESEARCH & PRODUCTS [2.1%]
     Quest Diagnostics                                   22,500           1,190
   =============================================================================
   BROADCASTING & CABLE [4.4%]
     Motorola                                            66,000           1,059
     Nokia, ADR                                          37,000           1,420
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,479
   =============================================================================
   BUSINESS SERVICES [2.9%]
     Xerox                                              100,400           1,626
   =============================================================================
   CHEMICALS [2.5%]
     Rohm & Haas                                         26,100           1,385
   =============================================================================
   COMMUNICATION & MEDIA [2.6%]
     Time Warner                                         88,500           1,461
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
     Sun Microsystems * (A)                              53,000             961
   =============================================================================
   CONSUMER PRODUCTS & SERVICES [3.0%]
     Kimberly-Clark                                      24,000           1,664
   =============================================================================
   DRUGS [7.2%]
     Abbott Laboratories                                 18,300           1,028
     Johnson & Johnson                                   27,000           1,801
     Schering-Plough                                     44,600           1,188
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                            4,017
   =============================================================================
   ELECTRICAL SERVICES [6.0%]
     Emerson Electric                                    28,900           1,637
     Portland General Electric                           61,000           1,695
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              3,332
   =============================================================================
   ENERGY [3.0%]
     Atmos Energy                                        59,500           1,668
   =============================================================================

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [4.7%]
     NASDAQ Stock Market *                               53,500   $       2,648
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [4.4%]
     Del Monte Foods                                    105,000             994
     Supervalu                                           38,600           1,448
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         2,442
   =============================================================================
   HEALTHCARE PRODUCTS & SERVICES [4.0%]
     Applera - Applied Biosystems Group                  41,000           1,391
     Cardinal Health                                     15,000             866
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,257
   =============================================================================
   INSURANCE [6.4%]
     American International Group                        15,000             875
     Marsh & McLennan                                    67,000           1,773
     Mercury General                                     19,200             956
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        3,604
   =============================================================================
   MANUFACTURING [2.9%]
     Tyco International                                  40,375           1,601
   =============================================================================
   METALS & MINING [1.7%]
     Worthington Industries                              52,000             930
   =============================================================================
   MISCELLANEOUS MANUFACTURING [1.1%]
     Covidien                                            14,375             637
   =============================================================================
   OFFICE EQUIPMENT & SUPPLIES [1.0%]
     Avery Dennison                                      11,000             585
   =============================================================================
   OFFICE FURNITURE & FIXTURES [1.9%]
     3M                                                  12,800           1,079
   =============================================================================
   PAPER & RELATED PRODUCTS [1.9%]
     Packaging Corp of America                           37,000           1,043
   =============================================================================
   PETROLEUM & FUEL PRODUCTS [9.4%]
     Chesapeake Energy                                   59,800           2,344
     Patterson-UTI Energy                                74,000           1,445
     Unit *                                              32,500           1,503
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        5,292
   =============================================================================
   PRINTING & PUBLISHING [1.9%]
     Thomson                                             26,100           1,064
   =============================================================================

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund

Description                            Shares/Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   PROPERTY & CASUALTY INSURANCE [1.9%]
     Fidelity National Financial                         71,500    $      1,045
   =============================================================================
   REAL ESTATE MANAGEMENT & DEVELOPMENT [1.0%]
     Brookfield Asset Management                         15,500             553
   =============================================================================
   SEMI-CONDUCTORS [2.3%]
     Intel                                               47,500           1,266
   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [4.9%]
     Embarq                                              10,800             535
     Sprint Nextel                                       91,000           1,195
     Windstream (A)                                      79,000           1,028
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,758
   =============================================================================

     TOTAL COMMON STOCK
     (Cost $49,989)                                                      53,012
     ===========================================================================

FLOATING RATE NOTE [1.8%]
   Sigma Finance
     4.100%, 01/24/08 (B) (C)                   $         1,000           1,000
   -----------------------------------------------------------------------------

     TOTAL FLOATING RATE NOTE
     (Cost $1,000)                                                        1,000
     ===========================================================================
CASH EQUIVALENTS [5.3%]
   AIM Short-Term Investment Company
     Liquid Assets Portfolio, 4.790% (B) (D)            159,353             159
   AIM Short-Term Investment Company
     Treasury Portfolio 3.543% (D)                    2,804,134           2,804
   Fidelity Institutional Domestic
     Money Market Treasury Portfolio 3.400% (D)          26,431              27
   -----------------------------------------------------------------------------

     TOTAL CASH EQUIVALENTS
     (Cost $2,990)                                                        2,990
     ===========================================================================

     TOTAL INVESTMENTS [101.8%]
     (Cost $53,979) +                                             $      57,002
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $55,997 (000).

*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $1,093 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT DECEMBER 31, 2007 WAS $1,159 (000).

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007.

(D)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $53,979
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,657 (000)'S AND $(2,634) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date: February 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -----------------------------------
                                           Richard D. Byrd, President & CEO

Date: February 27, 2008

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -----------------------------------
                                           Eric Kleinschmidt, Controller & COO

Date: February 27, 2008

* Print the name and title of each signing officer under his or her signature.